STATEMENTS CHANGES IN STOCKHOLDERS' EQUITY - Winvest Group Ltd [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Members deficit -end of year at May. 31, 2021	$ 300,000	$ 2,082	$ 101,077,040	$ (101,411,420)	$ (32,298)
Ending balance, shares at May. 31, 2021	300,000,000	2,081,719
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,511	101,134,772	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Members equity -beginning of year at May. 31, 2021	$ 300,000	$ 2,082	101,077,040	(101,411,420)	(32,298)
Beginning balance, shares at May. 31, 2021	300,000,000	2,081,719
Conversion of preferred stock to common stock	$ (72,161)	$ 14,429	57,732		(0)
Conversion of preferred stock to common stock, shares	(72,161,320)	14,428,844
Net loss				(82,224)	(82,224)
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,511	101,134,772	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Members equity -beginning of year at Dec. 31, 2021	$ 227,839	$ 16,511	101,134,772	(101,493,644)	(114,522)
Beginning balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Reverse split rounding adjustment			(1)
Reverse split rounding adjustment, shares		654
Issuance of common stock for acquisitions		$ 900	1,979,100		1,980,000
Issuance of common stock for acquisitions, shares		900,000
Net loss				(2,341,445)	(2,351,445)
Members deficit -end of year at Dec. 31, 2022	$ 227,839	$ 17,411	$ 103,113,871	$ (103,845,089)	$ (485,967)
Ending balance, shares at Dec. 31, 2022	227,838,680	17,411,217